Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 12 — Commitments and Contingencies

Contractual Commitments

On September 5, 2017, prior to the merger and as a result of a spinoff from Sysorex’s previous parent, a computer hardware supplier threatened legal action against the Company and demanded approximately $1.8 million for payment of unpaid invoices. On or about January 29, 2018, the parties executed a settlement agreement resolving the matter. No court action was filed. The liability of approximately $0.7 million has been accrued and includes interest $0.1 million calculated based on a default rate, which is included as a component of accounts payable and accrued liabilities as of September 30, 2022, in the unaudited condensed consolidated balance sheets.

On January 22, 2018, a software vendor filed a motion for entry of default judgment (the “Motion”) against SGS in the Circuit Court of Fairfax County, Virginia. The Motion alleges that SGS failed to respond to a complaint served on November 22, 2017. The Motion requests a default judgment in the amount of $336,000 plus $20,000 in legal fees. On August 10, 2018, the Company and vendor entered into a settlement agreement and the Company is repaying the debt in monthly installments. The liability of approximately $0.2 million has been accrued and includes interest $0.09 million calculated based on a default rate and is included as a component of accounts payable and accrued liabilities as of September 30, 2022, in the unaudited condensed consolidated balance sheets.

The Company entered into a Registration Rights Agreement (the “RRA”) dated April 13, 2021. The Company had ninety (90) calendar days following the closing date of its Merger with TTM Digital Assets & Technologies, Inc. on April 14, 2021, to file an initial registration statement covering the Shares. The ninety (90) calendar day filing date was July 13, 2021 (“Filing Deadline”). The Company did not fulfil its obligation to file a registration statement covering the Shares by July 13, 2021, nor any date and therefore has accounted for an accrued liability in the amount of $0.2 million recorded in the unaudited condensed consolidated balance sheets – accrued liabilities for the year ended September 30, 2022. The RRA terminated as of October 14, 2021, by its own terms.

The Company entered into a Promissory Judgment Note dated as of August 15, 2018 (the “Note”), with Tech Data Corporation (“Tech Data”), pursuant to which the Company promised to pay the principal sum of $6,849,423.42 to Tech Data. The Note provides that interest shall accrue on the balance of the Note at the rate of 18% per annum. Due to miscommunication with Tech Data, the Company inadvertently failed to pay, when due, some of the installment payments in the aggregate principal amount of $3,341,801.80, as set forth in the Note and has defaulted under the Note.

On December 14, 2021, the Company became aware that a Confession of Judgment (the “Confession of Judgment”) had been entered against the Company in the Superior Court of the State of California, County of Santa Clara by Tech Data on September 24, 2021. The Confession of Judgement is entered for a total sum of $5,942,559.05, which is comprised of the principal sum of $3,341,801.80 and prejudgment interest in the sum of $2,600,757.25.

Following a negotiation with Tech Data, the Company was able to reduce the Award by in excess of $4.2 million, and on January 13, 2022, the Company and Tech Data entered into a Settlement and Release Agreement (the “Settlement Agreement”). Pursuant to the Settlement Agreement, the Company paid $1,375,000. (the “Settlement Amount”) on January 14, 2022. The Company recognized a gain on settlement of $1.5 million and has recorded in product costs in the condensed consolidated statement of operations. The Award was deemed satisfied in full. Among other things, Tech Data agreed to file an acknowledgment of full satisfaction of judgment attached as an exhibit to the Settlement Agreement, not take any further action against the Company in connection with or relating to the Judgment, and release the Company and its representatives from any and all claims, including the Judgment, which Tech Data may have against the Company based upon any transaction that occurred at any time before the date of the Settlement Agreement.

On June 3, 2022, the Company became aware that a Complaint had been entered against the Company in the United States District Court Southern District of New York by ProActive Capital Partners, L.P, a convertible debenture holder. The Complaint is entered for injunctive relief to honor is stock conversion, recover damages, and receive payments due under the Debenture agreement. The convertible debenture principal and interest of $0.2 million is recorded in the unaudited condensed consolidated balance sheets – accrued liabilities for the period ended September 30, 2022. The notice of conversion to convert its convertible debt to shares of the Company’s stock will be honored upon issuance of the Company’s increase in authorized shares.

Operating Leases/Right-of-Use Assets and Lease Liability

On December 8, 2021, the Company’s principal executive offices moved to 13880 Dulles Corner Lane, Suite 120, Herndon, Virginia 20171. We lease these premises, which consist of approximately 5,800 square feet, pursuant to a lease that expires on May 31, 2025. The total amount of rent expense under the leases is recognized on a straight-line basis over the term of the leases. The Company has no other operating or financing leases with terms greater than 12 months.

As of September 30, 2022, future minimum operating leases commitments are as follows:

Calendar Years Ending December 31,	Amount
2022	$52
2023	214
2024	219
2025	92
Total future lease payments	577
Less: interest expense at incremental borrowing rate	(54)
Net present value of lease liabilities	$523

Other assumptions and pertinent information related to the Company’s accounting for operating leases are:

Weighted average remaining lease term:	2.67 years
Weighted average discount rate used to determine present value of operating lease liability:	8%

Litigation

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.

If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Note 17 — Commitments and Contingencies

Contractual Commitments

On September 5, 2017, prior to the merger and as a result of a spinoff from Sysorex’s previous parent, a computer hardware supplier threatened legal action against the Company and demanded approximately $1.8 million for payment of unpaid invoices. On or about January 29, 2018, the parties executed a settlement agreement resolving the matter. No court action was filed. Subsequently thereafter, the Company defaulted under the terms of the agreement. The liability of approximately $0.6 million has been accrued and includes interest $0.007 million calculated based on a default rate of 8%, which is included as a component of accounts payable and accrued liabilities as of December 31, 2021, in the Consolidated Balance Sheets.

On January 22, 2018, a software vendor filed a motion for entry of default judgment (the “Motion”) against SGS in the Circuit Court of Fairfax County, Virginia. The Motion alleges that SGS failed to respond to a complaint served on November 22, 2017. The Motion requests a default judgment in the amount of $336,000 plus $20,000 in legal fees. On August 10, 2018, the Company and vendor entered into a settlement agreement and the Company is repaying the debt in monthly installments. Subsequently thereafter, the Company defaulted under the terms of the agreement. The liability of approximately $0.1 million has been accrued and includes interest $0.001 million calculated based on a default rate of 6% and is included as a component of accounts payable and accrued liabilities as of December 31, 2021, in the Consolidated Balance Sheets.

The Company entered into a Registration Rights Agreement (the “RRA”) dated April 13, 2021. The Company had ninety (90) calendar days following the closing date of its Merger with TTM Digital Assets & Technologies, Inc. on April 14, 2021, to file an initial registration statement covering the Shares. The ninety (90) calendar day filing date was July 13, 2021 (“Filing Deadline”). The Company did not fulfil its obligation to file a registration statement covering the Shares by July 13, 2021, nor any date thereafter up to and including the filing of this Annual Report on Form 10-K and therefore has accounted for an accrued liability in the amount of $0.2 million recorded in the Consolidated Balance Sheets – Accrued Liabilities for the year ended December 31, 2021. The RRA terminated as of October 14, 2021, by its own terms.

The Company, entered into a Promissory Judgment Note dated as of August 15, 2018 (the “Note”), with Tech Data Corporation (“Tech Data”), pursuant to which the Company promised to pay the principal sum of $6,849,423.42 to Tech Data. The Note provides that interest shall accrue on the balance of the Note at the rate of 18% per annum. Due to miscommunication with Tech Data, the Company inadvertently failed to pay, when due, some of the installment payments in the aggregate principal amount of $3,341,801.80, as set forth in the Note and has defaulted under the Note.

On December 14, 2021, the Company became aware that a Confession of Judgment (the “Confession of Judgment”) had been entered against the Company in the Superior Court of the State of California, County of Santa Clara by Tech Data on September 24, 2021. The Confession of Judgement is entered for a total sum of $5,942,559.05, which is comprised of the principal sum of $3,341,801.80 and prejudgment interest in the sum of $2,600,757.25.

Following a negotiation with Tech Data, the Company was able to reduce the Award by in excess of $4.2 million, and on January 13, 2022, the Company and Tech Data entered into a Settlement and Release Agreement (the “Settlement Agreement”). Pursuant to the Settlement Agreement, the Company was paid $1,375,000.00 (the “Settlement Amount”) on January 14, 2022. The Award was deemed satisfied in full. Among other things, Tech Data agreed to file an acknowledgment of full satisfaction of judgment attached as an exhibit to the Settlement Agreement, not take any further action against the Company in connection with or relating to the Judgment, and release the Company and its representatives from any and all claims, including the Judgment, which Tech Data may have against the Company based upon any transaction that occurred at any time before the date of the Settlement Agreement. The vendor liability of $2,908,133 is recorded in the Consolidated Balance Sheets – Accounts Payable as of December 31, 2021. As a result of the January 14, 2022, settlement of $1,375,000 noted above, the Company will recognize a gain on the settlement of $1,533,133, which will be reported in the first quarter 2022.

Operating Leases/Right-of-Use Assets and Lease Liability

On December 8, 2021, the Company’s principal executive offices moved to 13880 Dulles Corner Lane, Suite 120, Herndon, Virginia 20171. We lease these premises, which consist of approximately 5,800 square feet, pursuant to a lease that expires on May 31, 2025. The total amount of rent expense under the leases is recognized on a straight-line basis over the term of the leases. The Company has no other operating or financing leases with terms greater than 12 months.

The following is a summary of the activity in the Company’s current and long-term operating lease liabilities for the years ended December 31, 2021, and 2020:

	Year Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$-	$-
Leased assets obtained in exchange for new and modified operating lease liabilities	$(558)	$-
Leased assets surrendered in exchange for termination of operating lease liabilities	$-	$-

As of December 31, 2021, future minimum operating leases commitments are as follows:

Calendar Years ending December 31,	Amount
2022	$123
2023	214
2024	219
2025	92
Total future lease payments	648
Less: interest expense at incremental borrowing rate	(90)
Net present value of lease liabilities	$558

Other assumptions and pertinent information related to the Company’s accounting for operating leases are:

Weighted average remaining lease term:	3.41 years
Weighted average discount rate used to determine present value of operating lease liability:	8%

Litigation

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.

If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows. See Contractual Commitments above, for disclosure of the settlement agreement. There are no pending legal proceedings to which the Company is a party to.